Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 2,604,372	$ 512,234	$ 627,823	$ 98,239	$ 3,842,668
CHILE | The General Treasury of the Republic [Member]
Total	28,901	11,619	14,244		54,764
CHILE | Municipality of Calama [Member]
Total			568		568
INDONESIA | Directorate General of Taxes [Member]
Total	1,667,563				1,667,563
INDONESIA | Directorate General of Mineral and Coal [Member]
Total	140,640	445,331			585,971
INDONESIA | Directorate General of Customs and Excise [Member]
Total			561,378		561,378
INDONESIA | Regional General Treasury of Mimika Regency [Member]
Total	100,643		3,121		103,764
INDONESIA | Central Papua Province [Member]
Total				89,476	89,476
INDONESIA | Regional General Treasury of Central Papua Province [Member]
Total	71,194				71,194
INDONESIA | Regional General Treasury of Deyai Regency [Member]
Total	10,043				10,043
INDONESIA | Regional General Treasury of Dogiyai Regency [Member]
Total	10,043				10,043
INDONESIA | Regional General Treasury of Intan Jaya Regency [Member]
Total	10,043				10,043
INDONESIA | Regional General Treasury of Nabire Regency [Member]
Total	10,043				10,043
INDONESIA | Regional General Treasury of Paniai Regency [Member]
Total	10,043				10,043
INDONESIA | Regional General Treasury of Puncak Jaya Regency [Member]
Total	10,043				10,043
INDONESIA | Regional General Treasury of Puncak Regency [Member]
Total	10,043				10,043
INDONESIA | Directorate General of Forestry Planning and Environmental Management [Member]
Total			1,925		1,925
INDONESIA | Directorate General of Manpower Placement Development and Expansion of Employment Opportunities [Member]
Total			491		491
PERU | National Superintendence of Customs and Tax Administration [Member]
Total	524,865	48,187	21,379		594,431
PERU | Ministry of Energy and Mines [Member]
Total			4,150	$ 8,763	12,913
PERU | Supervisory Agency of Investment in Energy and Mining [Member]
Total			5,030		5,030
PERU | Agency of Environmental Evaluation and Auditing [Member]
Total			2,926		2,926
PERU | Ministry of Transport and Communications [Member]
Total			318		318
PERU | Municipality of Arequipa [Member]
Total	$ 265				265
UNITED STATES | U.S. Department of the Interior [Member]
Total		$ 7,097	$ 12,293		$ 19,390